Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' equity [abstract]
Schedule of dividends paid

			Dividend			Total
			per share	Payout	How	(in millions
Full Year	Approved by	Description	(in euro)	date	paid	of euros)
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders’ Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
	Total dividends paid in 2018					1,860
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders’ Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
	Total dividends paid in 2017					1,729
2016	Board of Directors Meeting on July 25, 2016	2016 interim dividend	0.20	December 7, 2016	Cash	532
	Shareholders’ Meeting on June 7, 2016	Balance for 2015	0.40	June 23, 2016	Cash	1,064
	Total dividends paid in 2016					1,596
2015	Board of Directors Meeting on July 27, 2015	2015 interim dividend	0.20	December 9, 2015	Cash	530
	Shareholders’ Meeting on May 27, 2015	Balance for 2014	0.40	June 10, 2015	Cash	1,059
	Total dividends paid in 2015					1,589

Schedule of payments received by note holders

	Paid coupons	Paid coupons
	(in millions of currency)	(in millions of euros)
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	44
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	39
Total coupons paid to the holders in 2018		280
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	45
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	40
Total coupons paid to the holders in 2017		282
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	50
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	44
Total coupons paid to the holders in 2016		291

(1)	Coupons payment date as of April 1.

Schedule of translation adjustment

(in millions of euros)	2018	2017	2016
Gain (loss) recognized in other comprehensive income during the period	(6)	(184)	(217)
Reclassification to net income for the period	(1)	8	(13)
Total transaction adjustments for continuing operations	(7)	(176)	(230)
Reclassification to the net income for the period (1)	—	—	(836)
Total translation adjustments for discontinued operations	—	—	(836)

(1)	Related to EE (see Note 3).

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Polish zloty	785	845	733
Egyptian pound	(532)	(545)	(509)
Slovak koruna	220	220	220
Sierra leonean leone	(95)	(78)	(39)
Moldovan leu	(63)	(70)	(76)
Jordanian dinar	58	33	108
Pound sterling	14	15	9
Other	(135)	(161)	(11)
Total translation adjustements	252	259	435
o/w share attributable to the owners of the parent company	15	27	164
o/w share attributable to non-controlling interests	237	232	271

Schedule of non-controlling interests

(in millions of euros)	2018	2017	2016
Credit part of net income attributable to non-controlling interests (a)	271	278	326
o/ w Sonatel group	188	203	217
o/ w Orange Belgium group	15	18	37
o/ w Côte d'Ivoire subgroup	25	28	20
o/ w Jordan Telecom group	12	15	9
o/ w Orange Bank	—	—	30
Debit part of net income attributable to non-controlling interests (b)	(67)	(81)	(17)
o/ w Orange Bank	(59)	(33)	—
o/ w Orange Polska group	(2)	(43)	(9)
Total part of net income attributable to non-controlling interests (a) + (b)	204	197	309
Credit part of comprehensive income attributable to non-controlling interests (a)	297	229	321
o/ w Sonatel group	195	180	200
o/ w Orange Belgium group	15	18	37
o/ w Côte d’Ivoire subgroup	26	25	22
o/ w Orange Bank	—	—	28
o/ w Jordan Telecom group	20	—	14
Debit part of comprehensive income attributable to non-controlling interests (b)	(84)	(73)	(32)
o/ w Orange Bank	(62)	(32)	—
o/ w Jordan Telecom group	—	(7)	—
o/ w Orange Polska group	(17)	(17)	(27)
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	213	156	289

(in millions of euros)	2018	2017	2016
Dividends paid to minority shareholders	246	234	259
o/ w Sonatel group	190	185	186
o/ w Médi Telecom	20	16	15
o/ w Orange Belgium group	14	14	—
o/ w Orange Polska group	—	—	37
o/ w Jordan Telecom group	14	11	10

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Credit part of equity attributable to non-controlling interests (a)	2,594	2,542	2,609
o/ w Orange Polska group	973	988	1,005
o/ w Sonatel group	744	731	735
o/ w Orange Belgium group	273	268	265
o/ w Jordan Telecom group	164	156	175
o/ w Médi Telecom	153	143	158
Debit part of equity attributable to non-controlling interests (b)	(14)	(5)	(5)
Total equity attributable to non-controlling interests (a) + (b)	2,580	2,537	2,604

Schedule of earnings per share
(in millions of euros)	2018	2017	2016
Net income of continuing operations	1,954	1,843	2,813
Effect of subordinated notes	(293)	(267)	(287)
Net income attribuable to the owners of the parent company - basic (adjusted)	1,661	1,576	2,526
o/w net income of continuing operations	1,661	1,547	273
o/w net income of discontinued operations	0	29	2,253
Impact of dilutive instruments:
TDIRA	—	33	—
Net income attribuable to the owners of the parent company - diluted	1,661	1,609	2,526
o/w net income of continuing operations	1,661	1,580	273
o/w net income of discontinued operations	0	29	2,253

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

	December 31,	December 31,	December 31,
(number of shares)	2018	2017	2016
Weighted average number of ordinary shares outstanding	2,656,683,856	2,659,421,767	2,654,045,007
Impact of dilutive instruments on number of ordinary shares:
TDIRA	—	52,079,350	—
Free share award plan	1,419,415	435,150	—
Weighted average number of shares outstanding – diluted	2,658,103,271	2,711,936,267	2,654,045,007

The average market price of the Orange share in 2018 and 2017 is greater than the fair value adopted under the Orange Vision 2020 free share award plans and LTIP 2018 - 2020 (see Note 6.3). The number of shares corresponding to this difference is dilutive at December 31, 2018 and December 31, 2017.

The TDIRA are not included in the calculation of diluted net earnings per share at December 31, 2018 and December 31, 2016, since they are not dilutive.

The stock option plans granted to employees are expired at December 31, 2017 (see Note 6.3). At December 31, 2016 stock options were not included in the calculation of diluted earnings per share, as they were out of the money.

Earnings per share

(in euros)	2018	2017	2016
Earning per share - basic	0.63	0.59	0.95
o/w earning per share of continuing operations	0.63	0.58	0.10
o/w earning per share of discontinued operations	0.00	0.01	0.85
Earning per share - diluted	0.62	0.59	0.95
o/w earning per share of continuing operations	0.62	0.58	0.10
o/w earning per share of discontinued operations	0.00	0.01	0.85